LIFE OF VIRGINIA SEPARATE ACCOUNT II

Financial Statements

For the six months ended June 30, 1998

(Unaudited)

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Table of Contents

For the six months ended June 30, 1998

------------------------------------------------------------------------------

                                                                        Page

Financial Statements:
(Unaudited)

    Statements of Assets and Liabilities..................................1
    Statements of Operations..............................................6
    Statements of Changes in Net Assets..................................11

Notes to Financial Statements............................................16
(Unaudited)

------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statements of Assets and Liabilities
As of June 30, 1998
(Unaudited)



---------------------------------------------------------------------------------------------------------------------------


                                                                -----------------------------------------------------------
                                                                          S&P 500              Money               Total
                                                                            Index             Market              Return
Assets                                                                       Fund               Fund                Fund
---------------------------------------------------------------------------------------------------------------------------
Investment in GE Investments Funds, Inc.,
  at fair value (note 2):
      S&P 500 Index Fund (170,022 shares;
        cost - $3,194,884)                                    $         3,842,487                  -                   -
      Money Market Fund (2,941,697 shares;
        cost - $2,941,697)                                                      -          2,941,726                   -
      Total Return Portolio (244,197 shares;
        cost - $3,752,788)                                                      -                  -           3,579,932
      International Equity Fund (7,643 shares;
        cost - $89,024)                                                         -                  -                   -
      Real Estate Securities Fund (19,394 shares;
        cost - $291,204)                                                        -                  -                   -
      Global Income Fund (7,367 shares;
        cost - $74,572)                                                         -                  -                   -
      Value Equity Fund (2,702 shares;
        cost - $37,751)                                                         -                  -                   -
      Income Fund (33,509 shares; cost  $407,231)                               -                  -                   -
      U.S. Equity Fund (0.3 shares; cost  $10)                                  -                  -                   -
Receivable from affiliate (note 3)                                          7,347                 18             298,753
Receivable for units sold                                                      68             52,058                   -
---------------------------------------------------------------------------------------------------------------------------

Total assets                                                  $         3,849,902          2,993,802           3,878,685
---------------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                              5,403            176,366               5,661
Payable for units withdrawn                                                   815                364                 164
---------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                           6,218            176,730               5,825
---------------------------------------------------------------------------------------------------------------------------

Net assets                                                    $         3,843,684          2,817,072           3,872,860
---------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                        78,282            167,719             113,686
---------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                                           48.40              16.65               33.80
---------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                        1,137              1,514                 889
---------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                          48.40              16.65               33.80
---------------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------------------

                                                              GE Investments Funds, Inc.
                                                 ---------------------------------------------------------------------------------
                                                    International      Real Estate       Global       Value                  U.S.
                                                           Equity       Securities       Income      Equity     Income     Equity
Assets                                                       Fund             Fund         Fund        Fund       Fund       Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment in GE Investments Funds, Inc.,
  at fair value (note 2):
      S&P 500 Index Fund (170,022 shares;
        cost - $3,194,884)                                      -                -            -           -          -          -
      Money Market Fund (2,941,697 shares;
        cost - $2,941,697)                                      -                -            -           -          -          -
      Total Return Portolio (244,197 shares;
        cost - $3,752,788)                                      -                -            -           -          -          -
      International Equity Fund (7,643 shares;
        cost - $89,024)                                    97,987                -            -           -          -          -
      Real Estate Securities Fund (19,394 shares;
        cost - $291,204)                                        -          280,243            -           -          -          -
      Global Income Fund (7,367 shares;
        cost - $74,572)                                         -                -       75,294           -          -          -
      Value Equity Fund (2,702 shares;
        cost - $37,751)                                         -                -            -      40,023          -          -
      Income Fund (33,509 shares; cost  $407,231)               -                -            -           -    421,875          -
      U.S. Equity Fund (0.3 shares; cost  $10)                  -                -            -           -          -         10
Receivable from affiliate (note 3)                             61            1,787          133         205          -          -
Receivable for units sold                                       -                -           74           -          -          -
----------------------------------------------------------------------------------------------------------------------------------

Total assets                                               98,048          282,030       75,501      40,228    421,875         10
----------------------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                138              382           83          45      4,357          -
Payable for units withdrawn                                    50              184            -         125          8          -
----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                             188              566           83         170      4,365          -
----------------------------------------------------------------------------------------------------------------------------------

Net assets                                                 97,860          281,464       75,418      40,058    417,510         10
----------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                         6,446           15,980        7,085       2,416     40,243          1
----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type I                           15.18            17.61        10.64       14.85      10.37       9.98
----------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                            1                2            2         281          -          -
----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                          15.18            17.61        10.64       14.85          -          -
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

As of June 30, 1998
(Unaudited)

----------------------------------------------------------------------------------------------------------------------------------

                                                                           Oppenheimer Variable Account Funds
                                                               -------------------------------------------------------------------
                                                                              Capital                      High        Multiple
                                                                  Bond   Appreciation        Growth      Income      Strategies
Assets                                                            Fund           Fund          Fund        Fund            Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment in Oppenheimer Variable Account Funds,
  at fair value (note 2):
      Bond Fund (31,224 shares; cost - $364,016)              $374,370              -             -           -               -
      Capital Appreciation Fund
        (80,569 shares; cost - $3,060,395)                           -      3,773,854             -           -               -
      Growth Fund (82,438 shares; cost - $2,263,537)                 -              -     2,853,179           -               -
      High Income Fund (162,566 shares;
        cost - $1,815,322)                                           -              -             -   1,871,131               -
      Multiple Strategies Fund  (45,014 shares;
        cost - $691,727)                                             -              -             -           -         770,638
Receivable from affiliate (note 3)                                   -              -         4,841       4,734           4,665
Receivable for units sold                                            -          2,292        11,128       1,360             817
----------------------------------------------------------------------------------------------------------------------------------

Total assets                                                  $374,370      3,776,146     2,869,148   1,877,225         776,120
----------------------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                   1,777          7,270         4,087       2,695           1,116
Payable for units withdrawn                                         25              -            19           -               -
----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                1,802          7,270         4,106       2,695           1,116
----------------------------------------------------------------------------------------------------------------------------------

Net assets                                                    $372,568      3,768,876     2,865,042   1,874,530         775,004
----------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                             16,036         78,436        57,285      51,929          24,493
----------------------------------------------------------------------------------------------------------------------------------

 Net asset value per unit:  Type I                               23.23          47.62         49.17       35.88           31.52
----------------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                 1            703           988         322              94
----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                               23.23          47.62         49.17       35.88           31.52
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued
As of June 30, 1998
(Unaudited)


---------------------------------------------------------------------------------------------------------------------------

                                                                             Variable Insurance Products Fund
                                                                -----------------------------------------------------------
                                                                           Equity
                                                                           Income             Growth            Overseas
Assets                                                                  Portfolio          Portfolio           Portfolio
---------------------------------------------------------------------------------------------------------------------------
Investment in Variable Insurance Products Fund,
  at fair value (note 2):
      Equity-Income Portfolio (242,848 shares;
        cost - $5,078,273)                                    $         6,112,474                  -                   -
      Growth Portfolio (167,526 shares;
        cost - $5,298,171)                                                      -          6,419,596                   -
      Overseas Portfolio (101,958 shares;
        cost - $1,874,145)                                                      -                  -           2,102,364
Investment in Variable Insurance Products
   Fund II, at fair value (note 2):
      Asset Manager Portfolio (259,550 shares;
        cost - $4,058,823)                                                      -                  -                   -
      Contrafund Portfolio (128,177 shares;
        cost - $2,363,784)                                                      -                  -                   -
Investment in Variable Insurance Products
   Fund III, at fair value (note 2):
      Growth & Income Portfolio (14,357 shares;
        cost - $192,562)                                                        -                  -                   -
      Growth Opportunities Portfolio
        (8,218 shares;  cost - $159,534)                                        -                  -                   -
Receivable from affiliate (note 3)                                         52,971             18,756               4,646
Receivable for units sold                                                   6,596              3,963               1,212
---------------------------------------------------------------------------------------------------------------------------

Total assets                                                  $         6,172,041          6,442,315           2,108,222
---------------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                              9,029              8,887               3,135
Payable for units withdrawn                                                     -                 35                   -
---------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                           9,029              8,922               3,135
---------------------------------------------------------------------------------------------------------------------------

Net assets                                                    $         6,163,012          6,433,393           2,105,087
---------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                                       138,027            126,085              75,720
---------------------------------------------------------------------------------------------------------------------------

 Net asset value per unit:  Type I                                          44.31              50.98               27.79
---------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                                        1,048                119                  42
---------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                                          44.31              50.98               27.79
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------

                                                  Variable Insurance Products Fund II   Variable Insurance Product Fund III
                                                ---------------------------------------------------------------------------
                                                           Asset                               Growth &             Growth
                                                         Manager          Contrafund             Income      Opportunities
Assets                                                 Portfolio           Portfolio          Portfolio          Portfolio
---------------------------------------------------------------------------------------------------------------------------
Investment in Variable Insurance Products Fund,
  at fair value (note 2):
      Equity-Income Portfolio (242,848 shares;
        cost - $5,078,273)                                     -                   -                  -                  -
      Growth Portfolio (167,526 shares;
        cost - $5,298,171)                                     -                   -                  -                  -
      Overseas Portfolio (101,958 shares;
        cost - $1,874,145)                                     -                   -                  -                  -
Investment in Variable Insurance Products
   Fund II, at fair value (note 2):
      Asset Manager Portfolio (259,550 shares;
        cost - $4,058,823)                             4,477,231                   -                  -                  -
      Contrafund Portfolio (128,177 shares;
        cost - $2,363,784)                                     -           2,813,485                  -                  -
Investment in Variable Insurance Products
   Fund III, at fair value (note 2):
      Growth & Income Portfolio (14,357 shares;
        cost - $192,562)                                       -                   -            209,178                  -
      Growth Opportunities Portfolio
        (8,218 shares;  cost - $159,534)                       -                   -                  -            167,969
Receivable from affiliate (note 3)                         9,141              40,638                138              2,037
Receivable for units sold                                      -               1,844                 17              8,165
---------------------------------------------------------------------------------------------------------------------------

Total assets                                           4,486,372           2,855,967            209,333            178,171
---------------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)             6,643               3,782                256                245
Payable for units withdrawn                                  632                  24                  -                  -
---------------------------------------------------------------------------------------------------------------------------

Total liabilities                                          7,275               3,806                256                245
---------------------------------------------------------------------------------------------------------------------------

Net assets                                             4,479,097           2,852,161            209,077            177,926
---------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type I (note 2)                      161,490             117,767             12,426             12,956
---------------------------------------------------------------------------------------------------------------------------

 Net asset value per unit:  Type I                         27.73               24.14              14.47              13.68
---------------------------------------------------------------------------------------------------------------------------

Outstanding units:  Type II (note 2)                          15                 364              2,021                 48
---------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II                         27.73               24.14              14.47              13.68
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

As of June 30, 1998
(Unaudited)


-----------------------------------------------------------------------------------------------------------------------------------
                                                      Federated Investors
                                                        Insurance Series         Alger American Fund     PBHG Insurance Series Fund
                                             --------------------------------- ------------------------  --------------------------
                                             American         High                   Small                      PBHG          PBHG
                                              Leaders  Income Bond    Utility  Capitalization    Growth    Large Cap     Growth II
Assets                                        Fund II      Fund II    Fund II    Portfolio    Portfolio    Portfolio     Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Investments in Federated Investors Insurance
  Series, at fair value (note 2):
    American Leaders Fund II  (8,198 shares;
      cost - $164,761)                       $173,721            -          -            -            -            -             -
    High Income Bond Fund II  (11,866 shares;
      cost - $126,293)                              -      131,239          -            -            -            -             -
    Utility Fund II (13,812 shares;
    cost - $171,057)                                -            -    194,196            -            -            -             -
Investment in Alger American, at fair value
  (note 2):
    Small Capitalization Portfolio (22,553
      shares; cost - $966,574)                      -            -          -      972,708            -            -             -
    Growth Portfolio (24,461 shares;
      cost - $985,228)                              -            -          -            -    1,116,879            -             -
Investment in PBHG Insurance Series
   Fund Inc., at fair value (note 2):
    PBHG Large Cap Portfolio (2,582 shares;
      cost - $32,129)                               -            -          -            -            -       36,433             -
    PBHG Growth II Portfolio (2,573 shares;
      cost - $28,566)                               -            -          -            -            -            -        30,462
Receivable from affiliate (note 3)                219          795          -       44,735        9,572          447            13
Receivable for units sold                           -            -          -        3,075           20        8,496             -
-----------------------------------------------------------------------------------------------------------------------------------

Total assets                                 $173,940      132,034    194,196    1,020,518    1,126,471       45,376        30,475
-----------------------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------------------

 Accrued expenses payable to affiliate
   (note 3)                                       246          210        799        1,380        1,511           49            39
 Payable for units withdrawn                      151           21        143           18           83            -            18
-----------------------------------------------------------------------------------------------------------------------------------

 Total liabilities                                397          231        942        1,398        1,594           49            57
-----------------------------------------------------------------------------------------------------------------------------------

 Net assets                                  $173,543      131,803    193,254    1,019,120    1,124,877       45,327        30,418
-----------------------------------------------------------------------------------------------------------------------------------

 Outstanding units:  Type I (note 2)           10,075        8,270     10,805       83,902       65,339        3,191         2,590
-----------------------------------------------------------------------------------------------------------------------------------

 Net asset value per unit:  Type I              16.71        15.88      17.89        12.14        17.16        14.00         11.74
-----------------------------------------------------------------------------------------------------------------------------------

 Outstanding units:  Type II (note 2)             311           29          -           72          208           48             -
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II              16.71        15.88       -           12.14        17.16        14.00          -
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

As of June 30, 1998
(Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                  Janus Aspen Series
                                           -----------------------------------------------------------------------------------------
                                           Aggressive                 Worldwide                 Flexible International    Capital
                                             Growth       Growth       Growth      Balanced      Income      Growth     Appreciation
                                            Portfolio    Portfolio    Portfolio     Portfolio   Portfolio  Portfolio      Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment in Janus Aspen Series,
  at fair value (note 2):
    Aggressive Growth Portfolio
      (76,053 shares; cost - $1,608,466)   $1,832,885            -            -             -           -          -          -
    Growth Portfolio (116,090 shares;
      cost - $1,972,327)                            -    2,403,073            -             -           -          -          -
    Worldwide Growth Portfolio
      (150,179 shares; cost - $3,367,429)           -            -    4,310,131             -           -          -          -
    Balanced Portfolio (47,486 shares;
      cost - $809,273)                              -            -            -       944,970           -          -          -
    Flexible Income Portfolio
      (4,562 shares; cost - $53,926)                -            -            -             -      54,561          -          -
    International Growth Portfolio
      (30,312 shares; cost - $620,833)              -            -            -             -           -    672,626          -
    Capital Appreciation Portfolio
      (4,596 shares; cost - $70,208)                -            -            -             -           -          -     76,021
Receivable from affiliate (note 3)             76,155       19,887       31,334         1,484         299      1,079          -
Receivable for units sold                       1,080           10           97            67           -      1,690          -
-------------------------------------------------------------------------------------------------------------------------------

Total assets                               $1,910,120    2,422,970    4,341,562       946,521      54,860    675,395     76,021
-------------------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------------------

 Accrued expenses payable to affiliate
   (note 3)                                     2,778        3,308        6,098         1,246          80        695      4,964
 Payable for units withdrawn                        -          304          375           173          30          -         46
-------------------------------------------------------------------------------------------------------------------------------

 Total liabilities                              2,778        3,612        6,473         1,419         110        695      5,010
-------------------------------------------------------------------------------------------------------------------------------

 Net assets                                $1,907,342    2,419,358    4,335,089       945,102      54,750    674,700     71,011
-------------------------------------------------------------------------------------------------------------------------------

 Outstanding units:  Type I (note 2)           93,942      112,059      178,555        51,682       4,033     39,770      4,135
-------------------------------------------------------------------------------------------------------------------------------

 Net asset value per unit:  Type I              20.27        21.54        24.19         17.42       13.30      16.80      16.46
-------------------------------------------------------------------------------------------------------------------------------

 Outstanding units:  Type II (note 2)             174          252          685         2,574          83        392        179
-------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit:  Type II              20.27        21.54        24.19         17.42       13.30      16.80      16.46
-------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.







LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statements of Operations
For the period ended June 30, 1998
(Unaudited)



------------------------------------------------------------------------------------------------------------------


                                                     -------------------------------------------------------------
                                                               S&P 500              Money              Total
                                                                 Index             Market             Return
                                                                  Fund               Fund               Fund
                                                     -------------------------------------------------------------
                                                            Six Months         Six Months         Six Months
                                                           Ended 6/30/98      Ended 6/30/98      Ended 6/30/98
------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                            $                 -             73,289                  -
     Expenses - Mortality and expense
        risk charges (note 3)                                   12,249              9,012             13,030
------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                (12,249)            64,277            (13,030)
------------------------------------------------------------------------------------------------------------------

Net  realized and unrealized gain (loss) on
  investments:
        Net realized gain (loss)                               128,793                490            (23,378)
        Unrealized appreciation (depreciation)
            on investments                                     439,790               (490)           381,566
------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                            568,583                  -            358,188
------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                               $           556,334             64,277            345,158
------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------

                                                      GE Investments Funds, Inc.
                                              --------------------------------------------------------------------------
                                              International        Real Estate            Global             Value
                                                     Equity         Securities            Income            Equity
                                                       Fund               Fund              Fund              Fund
                                              --------------------------------------------------------------------------
                                                 Six Months         Six Months        Six Months        Six Months
                                                Ended 6/30/98      Ended 6/30/98     Ended 6/30/98     Ended 6/30/98
------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                   -                  -                 -                 -
     Expenses - Mortality and expense
        risk charges (note 3)                           302                847               121                83
------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                        (302)              (847)             (121)              (83)
------------------------------------------------------------------------------------------------------------------------

Net  realized and unrealized gain (loss) on
  investments:
        Net realized gain (loss)                       (230)            (2,507)               (4)              326
        Unrealized appreciation (depreciation)
            on investments                           14,899            (10,709)            1,051             2,271
------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                  14,669            (13,216)            1,047             2,597
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                                 14,367            (14,063)              926             2,514
------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------


                                              ------------------------------
                                                                       U.S.
                                                   Income            Equity
                                                     Fund              Fund
                                              ------------------------------
                                               Six Months       Period from
                                              Ended 6/30/98    6/10-6/30/98
----------------------------------------------------------------------------
Investment income:
     Income - Dividends                                 -                 -
     Expenses - Mortality and expense
        risk charges (note 3)                       1,400                 -
----------------------------------------------------------------------------

Net investment income (expense)                    (1,400)                -
----------------------------------------------------------------------------

Net  realized and unrealized gain (loss) on
  investments:
        Net realized gain (loss)                    1,846                 -
        Unrealized appreciation (depreciation)
            on investments                         14,121                 -
----------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                15,967                 -
----------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                               14,567                 -
----------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

For the period ended June 30, 1998
(Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                               Oppenheimer Variable Account Funds
                                                     ------------------------------------------------------------------------------

                                                                              Capital                          High       Multiple
                                                                  Bond   Appreciation         Growth         Income     Strategies
                                                                  Fund           Fund           Fund           Fund           Fund
                                                     ------------------------------------------------------------------------------
                                                            Six Months     Six Months     Six Months     Six Months     Six Months
                                                          Ended 6/30/98  Ended 6/30/98  Ended 6/30/98  Ended 6/30/98  Ended 6/30/98
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                            $            10,101         91,445        230,257         82,820         44,673
     Expenses - Mortality and expense
        risk charges (note 3)                                    1,159         11,863          8,944          6,206          2,540
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income                                            8,942         79,582        221,313         76,614         42,133
-----------------------------------------------------------------------------------------------------------------------------------

Net  realized and unrealized gain (loss) on investments:
        Net realized gain                                          806         73,707         61,092          7,328          7,191
        Unrealized appreciation (depreciation)
            on investments                                       2,279        396,274        108,817         (8,996)        (3,696)
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                              3,085        469,981        169,909         (1,668)         3,495
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations             $            12,027        549,563        391,222         74,946         45,628
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

For the period ended June 30, 1998
(Unaudited)


------------------------------------------------------------------------------------------------------------------------------------


                                                      Variable Insurance Products Fund        Variable Insurance Products Fund II
                                                ------------------------------------------  ---------------------------------------
                                                   Equity                                            Asset
                                                   Income         Growth       Overseas            Manager         Contrafund
                                                  Portfolio      Portfolio      Portfolio          Portfolio          Portfolio
                                                ------------------------------------------------------------------------------------
                                                  Six Months     Six Months     Six Months         Six Months         Six Months
                                                Ended 6/30/98  Ended 6/30/98  Ended 6/30/98      Ended 6/30/98      Ended 6/30/98
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                            $353,139        703,742        138,226            527,602            122,810
     Expenses - Mortality and expense
        risk charges (note 3)                        20,728         19,341          7,033             15,318              8,194
------------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                     332,411        684,401        131,193            512,284            114,616
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments:
        Net realized gain                           154,040         94,877         77,791             32,290             70,386
        Unrealized appreciation (depreciation)
            on investments                           79,413        173,510         60,820           (172,078)           181,493
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                 233,453        268,387        138,611           (139,788)           251,879
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations             $565,864        952,788        269,804            372,496            366,495
------------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------


                                              Variable Insurance Product Fund III
                                              -----------------------------------
                                                 Growth &            Growth
                                                  Income          Opportunities
                                                 Portfolio          Portfolio
                                              --------------------------------
                                                 Six Months        Six Months
                                               Ended 6/30/98     Ended 6/30/98
------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                337             3,673
     Expenses - Mortality and expense
        risk charges (note 3)                          425               454
-----------------------------------------------------------------------------

Net investment income (expense)                        (88)            3,219
-----------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
  investments:
        Net realized gain                              661             2,607
        Unrealized appreciation (depreciation)
            on investments                          17,718             5,002
-----------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                 18,379             7,609
-----------------------------------------------------------------------------

Increase in net assets from operations              18,291            10,828
-----------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

For the period ended June 30, 1998
(Unaudited)


-----------------------------------------------------------------------------------------------------------------

                                                               Federated Investors Insurance Series
                                                     ------------------------------------------------------------
                                                              American               High
                                                               Leaders        Income Bond            Utility
                                                               Fund II            Fund II            Fund II
                                                     ------------------------------------------------------------
                                                            Six Months         Six Months         Six Months
                                                           Ended 6/30/98      Ended 6/30/98      Ended 6/30/98
-----------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                            $             8,939              4,007             11,781
     Expenses - Mortality and expense
        risk charges (note 3)                                      450                451                637
-----------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                  8,489              3,556             11,144
-----------------------------------------------------------------------------------------------------------------

Net  realized and unrealized gain (loss)
  on investments:
        Net realized gain (loss)                                 1,272              1,860              3,743
        Unrealized appreciation (depreciation)
            on investments                                       5,906             (1,402)            (6,830)
-----------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                              7,178                458             (3,087)
-----------------------------------------------------------------------------------------------------------------

Increase in net assets from operations             $            15,667              4,014              8,057
-----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------

                                                       Alger American                 PBHG Insurance Series Fund
                                              ----------------------------------------------------------------------
                                                       Small                                 PBHG              PBHG
                                              Capitalization             Growth         Large Cap         Growth II
                                                   Portfolio          Portfolio         Portfolio         Portfolio
                                              ----------------------------------------------------------------------
                                                  Six Months         Six Months        Six Months        Six Months
                                                 Ended 6/30/98      Ended 6/30/98     Ended 6/30/98    Ended 6/30/98
--------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                              119,910            159,255                 -                 -
     Expenses - Mortality and expense
        risk charges (note 3)                          3,275              3,572               119                78
--------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                      116,635            155,683              (119)              (78)
--------------------------------------------------------------------------------------------------------------------

Net  realized and unrealized gain (loss)
  on investments:
        Net realized gain (loss)                     (38,748)            48,795             2,403               (20)
        Unrealized appreciation (depreciation)
            on investments                            33,170             33,447             4,212             2,038
--------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                   (5,578)            82,242             6,615             2,018
--------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations               111,057            237,925             6,496             1,940
--------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

For the period ended June 30, 1998
(Unaudited)


-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Janus Aspen Series
                                                     ------------------------------------------------------------------------------
                                                            Aggressive                             Worldwide
                                                                Growth             Growth             Growth           Balanced
                                                             Portfolio          Portfolio          Portfolio          Portfolio
                                                     ------------------------------------------------------------------------------
                                                            Six Months         Six Months         Six Months         Six Months
                                                         Ended 6/30/98      Ended 6/30/98      Ended 6/30/98      Ended 6/30/98
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                            $                 -            145,143            146,051             28,429
     Expenses - Mortality and expense
        risk charges (note 3)                                    6,870              7,731             13,307              2,626
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                 (6,870)           137,412            132,744             25,803
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments:
        Net realized gain                                      137,522             67,147            166,870             14,475
        Unrealized appreciation on investments                 173,483            175,966            569,739             77,645
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
     on investments                                            311,005            243,113            736,609             92,120
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations             $           304,135            380,525            869,353            117,923
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------


                                              ----------------------------------------------------
                                                     Flexible     International           Capital
                                                       Income            Growth      Appreciation
                                                    Portfolio         Portfolio         Portfolio
                                              ----------------------------------------------------
                                                   Six Months        Six Months        Six Months
                                                Ended 6/30/98     Ended 6/30/98     Ended 6/30/98
--------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                 2,081            11,753                13
     Expenses - Mortality and expense
        risk charges (note 3)                             221             1,415               962
--------------------------------------------------------------------------------------------------

Net investment income (expense)                         1,860            10,338              (949)
--------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments:
        Net realized gain                                 866            31,083            22,761
        Unrealized appreciation on investments            480            34,716             5,116
--------------------------------------------------------------------------------------------------

Net realized and unrealized gain
     on investments                                     1,346            65,799            27,877
--------------------------------------------------------------------------------------------------

Increase in net assets from operations                  3,206            76,137            26,928
--------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statements of Changes in Net Assets
For the period ended June 30, 1998
(Unaudited)


------------------------------------------------------------------------------------------------------------------------------


                                                                   -----------------------------------------------------------
                                                                            S&P 500              Money              Total
                                                                              Index             Market             Return
                                                                               Fund               Fund               Fund
                                                                   -----------------------------------------------------------
                                                                         Six Months         Six Months         Six Months
                                                                        Ended 6/30/98      Ended 6/30/98      Ended 6/30/98
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
     Net investment income (expense)                             $          (12,249)            64,277            (13,030)
     Net realized gain (loss)                                               128,793                490            (23,378)
     Unrealized appreciation (depreciation)
        on investments                                                      439,790               (490)           381,566
------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                           556,334             64,277            345,158
------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                           571,224          1,643,566            122,659
     Loan interest                                                              (13)              (342)              (143)
     Transfers (to) from the general account of
       Life of Virginia:
        Death benefits                                                         (897)            (1,231)           (21,333)
        Surrenders                                                          (28,184)          (117,111)            (3,315)
        Loans                                                               (26,304)           (83,007)            (2,031)
        Cost of insurance and administrative
          expense (note 3)                                                 (188,165)          (163,868)          (187,462)
        Transfer gain (loss) and transfer fees                                6,607            (20,203)            28,073
     Interfund transfers                                                   (454,907)          (766,925)           (12,414)
------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital
  transactions                                                             (120,639)           490,879            (75,966)
------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                      435,695            555,156            269,192

Net assets at beginning of year                                           3,407,989          2,261,916          3,603,668
------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                        $        3,843,684          2,817,072          3,872,860
------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------

                                                            GE Investments Funds, Inc.
                                                 ---------------------------------------------------------------------------
                                                 International        Real Estate            Global              Value
                                                        Equity         Securities            Income             Equity
                                                          Fund               Fund              Fund               Fund
                                                 ---------------------------------------------------------------------------
                                                    Six Months         Six Months        Six Months         Six Months
                                                   Ended 6/30/98      Ended 6/30/98     Ended 6/30/98      Ended 6/30/98
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
     Net investment income (expense)                      (302)              (847)             (121)               (83)
     Net realized gain (loss)                             (230)            (2,507)               (4)               326
     Unrealized appreciation (depreciation)
        on investments                                  14,899            (10,709)            1,051              2,271
----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations       14,367            (14,063)              926              2,514
----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                        4,317             97,323            12,492             14,912
     Loan interest                                          (8)               (18)                -                  1
     Transfers (to) from the general account of
       Life of Virginia:
        Death benefits                                       -                  -                 -                  -
        Surrenders                                           -             (2,428)                -             (2,773)
        Loans                                                -               (334)                -               (686)
        Cost of insurance and administrative
          expense (note 3)                              (4,451)           (23,741)           (2,034)            (3,091)
        Transfer gain (loss) and transfer fees              97             (2,321)              134                108
     Interfund transfers                                 8,034             26,637            54,677             15,514
----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital
  transactions                                           7,989             95,118            65,269             23,985
----------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                  22,356             81,055            66,195             26,499

Net assets at beginning of year                         75,504            200,409             9,223             13,559
----------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                               97,860            281,464            75,418             40,058
----------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------


                                                 --------------------------------
                                                                            U.S.
                                                       Income             Equity
                                                         Fund               Fund
                                                 --------------------------------
                                                   Six Months        Period from
                                                  Ended 6/30/98     6/10-6/30/98
---------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
     Net investment income (expense)                   (1,400)                 -
     Net realized gain (loss)                           1,846                  -
     Unrealized appreciation (depreciation)
        on investments                                 14,121                  -
---------------------------------------------------------------------------------

Increase (decrease) in net assets from operations      14,567                  -
---------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                      36,786                  4
     Loan interest                                       (105)                 -
     Transfers (to) from the general account of
       Life of Virginia:
        Death benefits                                      -                  -
        Surrenders                                    (28,025)                 -
        Loans                                            (665)                 -
        Cost of insurance and administrative
          expense (note 3)                            (14,693)                (1)
        Transfer gain (loss) and transfer fees           (242)                 -
     Interfund transfers                               31,836                  7
---------------------------------------------------------------------------------

Increase (decrease) in net assets from capital
  transactions                                         24,892                 10
---------------------------------------------------------------------------------

Increase in net assets                                 39,459                 10

Net assets at beginning of year                       378,051                  -
---------------------------------------------------------------------------------

Net assets at end of year                             417,510                 10
---------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II
for the period ended June 30, 1998
(Unaudited)


-------------------------------------------------------------------------------------------------------------------------------

                                                                                         Oppenheimer Variable Account Funds
                                                                   ------------------------------------------------------------
                                                                                               Capital
                                                                               Bond       Appreciation             Growth
                                                                               Fund               Fund               Fund
                                                                   ------------------------------------------------------------
                                                                         Six Months         Six Months         Six Months
                                                                       Ended 6/30/98      Ended 6/30/98      Ended 6/30/98
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income                                       $            8,942             79,582            221,313
     Net realized gain                                                          806             73,707             61,092
     Unrealized appreciation (depreciation) on investments                    2,279            396,274            108,817
-------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                       12,027            549,563            391,222
-------------------------------------------------------------------------------------------------------------------------------
From capital transactions:
     Net premiums                                                            70,908            409,369            355,109
     Loan interest                                                               64               (199)               990
     Transfers (to) from the general account of Life of Virginia:
        Death benefits                                                            -                  -                  -
        Surrenders                                                           (2,605)           (81,107)           (90,193)
        Loans                                                                (1,078)           (46,444)            (9,253)
        Cost of insurance and administrative expense (note 3)               (14,478)          (169,098)          (123,902)
        Transfer gain (loss) and transfer fees                                   77               (310)            (1,140)
     Interfund transfers                                                     15,240              8,026             64,296
-------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                             68,128            120,237            195,907
-------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                       80,155            669,800            587,129

Net assets at beginning of period                                           292,413          3,099,076          2,277,913
-------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                      $          372,568          3,768,876          2,865,042
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------


                                                                 ---------------------------
                                                                         High      Multiple
                                                                       Income    Strategies
                                                                         Fund          Fund
                                                                 ---------------------------
                                                                   Six Months    Six Months
                                                                 Ended 6/30/98 Ended 6/30/98
--------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income                                             76,614        42,133
     Net realized gain                                                  7,328         7,191
     Unrealized appreciation (depreciation) on investments             (8,996)       (3,696)
--------------------------------------------------------------------------------------------

Increase in net assets from operations                                 74,946        45,628
--------------------------------------------------------------------------------------------
From capital transactions:
     Net premiums                                                     247,575       112,005
     Loan interest                                                       (283)           (9)
     Transfers (to) from the general account of Life of Virginia:
        Death benefits                                                   (710)            -
        Surrenders                                                    (25,653)       (6,395)
        Loans                                                         (11,304)         (948)
        Cost of insurance and administrative expense (note 3)         (96,063)      (32,914)
        Transfer gain (loss) and transfer fees                          3,034           141
     Interfund transfers                                               32,237        (8,970)
--------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                      148,833        62,910
--------------------------------------------------------------------------------------------

Increase in net assets                                                223,779       108,538

Net assets at beginning of period                                   1,650,751       666,466
--------------------------------------------------------------------------------------------

Net assets at end of period                                         1,874,530       775,004
--------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

For the period ended June 30, 1998
(Unaudited)


----------------------------------------------------------------------------------------------------------------------------


                                                                               Variable Insurance Products Fund
                                                                   ---------------------------------------------------------
                                                                             Equity
                                                                             Income             Growth           Overseas
                                                                          Portfolio          Portfolio          Portfolio
                                                                   ---------------------------------------------------------
                                                                         Six Months         Six Months         Six Months
                                                                       Ended 6/30/98      Ended 6/30/98      Ended 6/30/98
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                             $          332,411            684,401            131,193
     Net realized gain                                                      154,040             94,877             77,791
     Unrealized appreciation (depreciation) on investments                   79,413            173,510             60,820
----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                      565,864            952,788            269,804
----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                           775,337            518,423            199,987
     Loan interest                                                             (584)              (218)               145
     Transfers (to) from the general account of
       Life of Virginia:
        Death benefits                                                       (2,379)                 -                  -
        Surrenders                                                         (141,731)          (173,310)           (29,991)
        Loans                                                               (21,986)           (43,339)           (12,000)
        Cost of insurance and administrative expense (note 3)              (305,157)          (262,215)           (86,244)
        Transfer gain (loss) and transfer fees                                4,664             13,577              1,637
     Interfund transfers                                                   (108,608)           465,940             22,569
----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                 199,556            518,858             96,103
----------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                      765,420          1,471,646            365,907

Net assets at beginning of year                                           5,397,592          4,961,747          1,739,180
----------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                        $        6,163,012          6,433,393          2,105,087
----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------

                                                                         Variable Insurance               Variable Insurance
                                                                          Products Fund II                 Product Fund III
                                                             ----------------------------------------------------------------------
                                                                       Asset                             Growth &           Growth
                                                                     Manager         Contrafund            Income    Opportunities
                                                                   Portfolio          Portfolio         Portfolio        Portfolio
                                                             ----------------------------------------------------------------------
                                                                  Six Months         Six Months        Six Months       Six Months
                                                                Ended 6/30/98      Ended 6/30/98     Ended 6/30/98    Ended 6/30/98
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                 512,284            114,616               (88)           3,219
     Net realized gain                                                32,290             70,386               661            2,607
     Unrealized appreciation (depreciation) on investments          (172,078)           181,493            17,718            5,002
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                               372,496            366,495            18,291           10,828
-----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                    262,712            402,411            82,785           22,701
     Loan interest                                                      (130)               (22)                -               97
     Transfers (to) from the general account of
       Life of Virginia:
        Death benefits                                                (4,354)            (2,361)                -                -
        Surrenders                                                   (88,069)           (81,029)              (57)               -
        Loans                                                        (11,600)           (31,009)                -           (6,240)
        Cost of insurance and administrative expense (note 3)       (159,077)          (145,921)           (8,466)          (9,230)
        Transfer gain (loss) and transfer fees                           518             10,789               288            1,104
     Interfund transfers                                             (62,804)           319,485            68,877           87,089
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions          (62,804)           472,343           143,427           95,521
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                               309,692            838,838           161,718          106,349

Net assets at beginning of year                                    4,169,405          2,013,323            47,359           71,577
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                          4,479,097          2,852,161           209,077          177,926
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

For the period ended June 30, 1998
(Unaudited)


-----------------------------------------------------------------------------------------------------------------------------

                                                                            Federated Investors Insurance Series
                                                                   ----------------------------------------------------------
                                                                           American               High
                                                                            Leaders        Income Bond            Utility
                                                                            Fund II            Fund II            Fund II
                                                                   ----------------------------------------------------------
                                                                         Six Months         Six Months         Six Months
                                                                       Ended 6/30/98      Ended 6/30/98      Ended 6/30/98
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                             $            8,489              3,556             11,144
     Net realized gain (loss)                                                 1,272              1,860              3,743
     Unrealized appreciation (depreciation) on investments                    5,906             (1,402)            (6,830)
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                            15,667              4,014              8,057
-----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                            51,908             39,120             34,340
     Loan interest                                                                -                (31)                 1
     Transfers (to) from the general account of Life of Virginia:
        Death benefits                                                            -                  -                  -
        Surrenders                                                           (6,132)            (1,903)            (2,005)
        Loans                                                                (1,072)            (2,262)              (315)
        Cost of insurance and administrative expense (note 3)               (10,960)           (10,439)            (8,646)
        Transfer gain (loss) and transfer fees (note 3)                          79                 24                 13
     Interfund transfers                                                     77,824              8,474             (1,467)
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                            111,647             32,983             21,921
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                      127,314             36,997             29,978

Net assets at beginning of year                                              46,229             94,806            163,276
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                        $          173,543            131,803            193,254
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------

                                                                          Alger American               PBHG Insurance Series Fund
                                                                 ------------------------------------------------------------------
                                                                          Small                            PBHG               PBHG
                                                                 Capitalization           Growth      Large Cap          Growth II
                                                                      Portfolio        Portfolio      Portfolio          Portfolio
                                                                 ------------------------------------------------------------------
                                                                     Six Months       Six Months     Six Months         Six Months
                                                                   Ended 6/30/98    Ended 6/30/98  Ended 6/30/98      Ended 6/30/98
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                    116,635          155,683           (119)               (78)
     Net realized gain (loss)                                           (38,748)          48,795          2,403                (20)
     Unrealized appreciation (depreciation) on investments               33,170           33,447          4,212              2,038
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                       111,057          237,925          6,496              1,940
-----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                       180,852          127,525         19,006              9,984
     Loan interest                                                          (39)             137            100                  -
     Transfers (to) from the general account of Life of Virginia:
        Death benefits                                                     (743)            (828)             -                  -
        Surrenders                                                      (21,644)        (117,724)          (291)                 -
        Loans                                                           (21,011)          14,049         (6,899)                 -
        Cost of insurance and administrative expense (note 3)           (54,302)         (57,319)        (3,212)            (3,273)
        Transfer gain (loss) and transfer fees (note 3)                  14,114            6,509            139             (1,485)
     Interfund transfers                                                 (8,859)          49,491          3,480              2,152
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                         88,368           21,840         12,323              7,378
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                  199,425          259,765         18,819              9,318

Net assets at beginning of year                                         819,695          865,112         26,508             21,100
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                             1,019,120        1,124,877         45,327             30,418
-----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

For the period ended June 30, 1998
(Unaudited)


---------------------------------------------------------------------------------------------------------------------------------

                                                                                                          Janus Aspen Series
                                                                   --------------------------------------------------------------
                                                                         Aggressive                             Worldwide
                                                                             Growth             Growth             Growth
                                                                          Portfolio          Portfolio          Portfolio
                                                                   --------------------------------------------------------------
                                                                         Six Months         Six Months         Six Months
                                                                       Ended 6/30/98      Ended 6/30/98      Ended 6/30/98
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                             $           (6,870)           137,412            132,744
     Net realized gain (loss)                                               137,522             67,147            166,870
     Unrealized appreciation (depreciation) on investments                  173,483            175,966            569,739
---------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                           304,135            380,525            869,353
---------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                           247,561            293,097            580,665
     Loan interest                                                              507                (24)               (62)
     Transfers (to) from the general account of
       Life of Virginia:
        Death benefits                                                            -                  -               (817)
        Surrenders                                                          (96,911)           (86,679)          (123,462)
        Loans                                                               (29,574)             1,998            (43,002)
        Cost of insurance and administrative
          expense (note 3)                                                 (106,554)          (113,234)          (220,406)
        Transfer gain (loss) and transfer fees                               11,576              1,231              5,444
     Interfund transfers                                                   (448,590)           (18,554)           188,557
---------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital
  transactions                                                             (421,985)            77,835            386,917
---------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                          (117,850)           458,360          1,256,270

Net assets at beginning of period                                         2,025,192          1,960,998          3,078,819
---------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                      $        1,907,342          2,419,358          4,335,089
---------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------


                                                          -------------------------------------------------------------------
                                                                               Flexible     International            Capital
                                                            Balanced             Income            Growth       Appreciation
                                                           Portfolio          Portfolio         Portfolio          Portfolio
                                                          -------------------------------------------------------------------
                                                          Six Months         Six Months        Six Months         Six Months
                                                         Ended 6/30/98      Ended 6/30/98     Ended 6/30/98     Ended 6/30/98
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                          25,803              1,860            10,338               (949)
     Net realized gain (loss)                                 14,475                866            31,083             22,761
     Unrealized appreciation (depreciation) on investments    77,645                480            34,716              5,116
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations            117,923              3,206            76,137             26,928
-----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                            169,572              6,664            81,623             17,940
     Loan interest                                               (12)                 -               (13)               259
     Transfers (to) from the general account of
       Life of Virginia:
        Death benefits                                             -                  -                 -                  -
        Surrenders                                            (7,353)              (796)          (17,487)                 -
        Loans                                                (14,967)                 -                 -                  -
        Cost of insurance and administrative
          expense (note 3)                                   (39,231)            (8,070)          (29,028)            (6,220)
        Transfer gain (loss) and transfer fees                 3,144                 20            (2,864)            (5,610)
     Interfund transfers                                      83,962            (16,924)          245,524             29,094
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital
  transactions                                               195,115            (19,106)          277,755             35,463
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                            313,038            (15,900)          353,892             62,391

Net assets at beginning of period                            632,064             70,650           320,808              8,620
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                  945,102             54,750           674,700             71,011
-----------------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Notes to Financial Statements

June 30, 1998

(Unaudited)
------------------------------------------------------------------------------

 (1)  Description of Entity

      Life of Virginia Separate Account II (the Account) is a separate investment account established in 1986 by The Life Insurance Company of Virginia (Life of Virginia) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by Life of Virginia. The Life Insurance Company of Virginia is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. Eighty percent of the capital stock of Life of Virginia is owned by General Electric Capital Assurance Corporation. The remaining 20% is owned by GE Financial Assurance Holdings, Inc. General Electric Capital Assurance Corporation and GE Financial Assurance Holdings, Inc. are indirectly, wholly-owned subsidiaries of General Electric Capital Corporation ("GE Capital"). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation. Prior to April 1, 1996, Life of Virginia was an indirect wholly-owned subsidiary of Aon Corporation (Aon).

      In May 1998, three new investment subdivisions were added to the Account, for both Type I and Type II policies. The U.S. Equity Portfolio invests solely in a designated portfolio of the GE Investments Funds, Inc. The Mid Cap Equity Portfolio and Growth & Income Portfolio each invest solely in a designated portfolio of the Goldman Sachs Variable Insurance Trust. All designated portfolios described above are series type mutual funds.

 (2)  Summary of Significant Accounting Policies

      Unit Classes

      There are two unit classes included in the Account. Type I units are sold under policy forms P1096. Type II units are sold under policy form P1250. Type II unit sales began in the first half of 1998.

      Investments

      Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Notes to Financial Statements

June 30, 1998


 (2)  Continued

      The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the six months ended June 30, 1998, were:


                                                Cost of             Proceeds
                                                 Shares                 from
Fund/Portfolio                                 Acquired          Shares Sold
-----------------------------------------------------------------------------

GE Investment Funds, Inc.:
          S&P 500 Index                   $     971,334      $     1,104,797
          Money Market                        8,586,009            8,038,848
          Total Return                          128,108              240,879
          International Equity                   18,640               10,874
          Real Estate Securities                161,112               67,585
          Global Income                          68,360                3,348
          Value Equity                           37,911               14,016
          Income                                 90,715               66,908
          U.S. Equity                                10                    1

Oppenheimer Variable Account Funds:
          Bond                                  105,554               28,142
          Capital Appreciation                  703,588              497,994
          Growth                                708,965              298,992
          High Income                           415,544              191,148
          Multiple Strategies                   162,348               57,346

Variable Insurance Products Fund:
          Equity-Income                       1,419,984              892,025
          Growth                              1,841,106              643,820
          Overseas                              859,802              630,034

Variable Insurance Products Fund II:
          Asset Manager                         823,031              367,324
          Contrafund                          1,060,531              485,246

Variable Insurance Products Fund III:
          Growth & Income                       155,215               11,936
          Growth Opportunties                   146,501               56,890

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Notes to Financial Statements

June 30, 1998


(2)  Continued




                                                Cost of             Proceeds
                                                 Shares                 from
Fund/Portfolio                                 Acquired          Shares Sold
-----------------------------------------------------------------------------

Janus Aspen Series:
          Aggressive Growth                   1,645,176            2,083,156
          Growth                                557,491              342,248
          Worldwide Growth                    1,287,967              779,784
          Balanced                              323,327              101,130
          Flexible Income                        10,631               27,811
          International Growth                  574,597              283,414
          Capital Appreciation                4,097,831            4,058,305

Federated Insurance Series:
          Utility Fund II                        60,935               27,500
          High Income Bond Fund II               78,537               41,838
          American Leaders Fund II              151,078               30,744

The Alger American Fund
          Small Capitalization                  416,613              224,228
          Growth                                457,738              281,464

PBHG Insurance Series Fund, Inc.
          PBHG Large Cap Growth                  25,251               21,552
          PBHG Growth II                         25,743               16,962

      Capital Transactions

      The increase (decrease) in outstanding units from capital transactions for the six months ended June 30, 1998 is as follows:

Life of Virginia Separate Account II

Notes to Financial Statements

June 30, 1998

(Unaudited)


                                                                         GE Investments Funds, Inc.
                                        -------------------------------------------------------------------------------------------
                                                                            Inter-       Real
                                            S&P 500     Money     Total   national     Estate   Global     Value               U.S.
                                              Index    Market    Return     Equity  Securites   Income    Equity     Income  Equity
Type I Units                                   Fund      Fund      Fund       Fund       Fund     Fund      Fund       Fund    Fund
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997        82,478   139,024  117,921     5,950     10,723       896     1,028     37,767    --

From capital transactions:
   Net premiums                               12,011    89,534    2,867       269      5,252     1,184       745      3,623    --
   Loan Interest                                --         (20)      (5)       (1)        (1)     --        --          (10)   --
   Tranfers (to) from the
   general acct. of Life of Virginia:
     Death benefits                              (21)      (73)    (676)     --         --        --        --         --      --
     Surrenders                                 (656)   (6,913)    (105)     --         (131)     --        (194)    (2,761)   --
     Loans                                      (612)   (4,900)     (64)     --          (18)     --         (48)       (65)   --
     Cost of insurance                        (4,292)   (9,461)  (5,859)     (278)    (1,281)     (192)     (203)    (1,447)   --
     Fixed Transfers                            --        --       --        --         --        --        --         --      --
   Interfund transfers                       (10,626)  (39,472)    (393)      506      1,436     5,197     1,088      3,136    1
                                             --------  --------  -------     -----    -------    ------    ------    ------    --
Net increase (decrease) in units resulting
   from capital transactions                  (4,196)   28,695   (4,235)      496      5,257     6,189     1,388      2,476    1
                                             --------  --------  -------     -----    -------    ------    ------    ------    --
Units outstanding at June 30, 1998            78,282   167,719  113,686     6,446     15,980     7,085     2,416     40,243    1
-----------------------------------------------------------------------------------------------------------------------------------

Life of Virginia Separate Account II

Notes to Financial Statements

June 30, 1998

(Unaudited)

                                                          Oppenheimer Variable Account Funds
                                            ---------------------------------------------------------------
                                                             Capital                    High      Multiple
                                                  Bond  Appreciation      Growth      Income    Strategies
Type I Units                                      Fund          Fund        Fund        Fund          Fund
-------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997          13,037       76,126       54,030       48,043       22,561

From capital transactions:
   Net premiums                                  3,125       10,402        6,647        6,851        3,520
   Loan Interest                                     3           (5)          21           (8)        --
   Tranfers (to) from the
   general acct. of Life of Virginia:
     Death benefits                               --           --           --            (21)        --
     Surrenders                                   (115)      (2,090)      (1,945)        (743)        (207)
     Loans                                         (48)      (1,197)        (200)        (327)         (31)
     Cost of insurance                            (638)      (4,334)      (2,607)      (2,776)      (1,061)
     Fixed Transfers                              --           --           --           --           --
   Interfund transfers                             672         (467)       1,339          909         (290)
                                                ------      --------      -------     -------       -------
Net increase (decrease) in units resulting
   from capital transactions                     2,999        2,310        3,255        3,886        1,932
                                                ------      --------      -------     -------       -------
Units outstanding at June 30, 1998              16,036       78,436       57,285       51,929       24,493
-------------------------------------------------------------------------------------------------------------


                                             Variable Insurance Products Fund
                                            ----------------------------------
                                               Equity
                                               Income     Growth     Overseas
                                            Portfolio  Portfolio    Portfolio
------------------------------------------------------------------------------
Units outstanding at December 31, 1997        134,168     115,551     72,315

From capital transactions:
   Net premiums                                18,828      10,795      7,287
   Loan Interest                                  (15)         (5)         5
   Tranfers (to) from the
   general acct. of Life of Virginia:
     Death benefits                               (62)       --         --
     Surrenders                                (3,667)     (3,655)    (1,094)
     Loans                                       (569)       (914)      (438)
     Cost of insurance                         (7,816)     (5,506)    (3,146)
     Fixed Transfers                             --          --         --
   Interfund transfers                         (2,840)      9,817        793
                                             ---------    -------     -------
Net increase (decrease) in units resulting
   from capital transactions                    3,859      10,534      3,405
                                             ---------    -------     -------
Units outstanding at June 30, 1998            138,027     126,085     75,720

------------------------------------------------------------------------------

Life of Virginia Separate Account II

Notes to Financial Statements

June 30, 1998

(Unaudited)


                                                Variable Insurance Products      Variable Insurance Products Fund
                                                         Fund II                          Fund III
                                                -------------------------------  --------------------------------
                                                    Asset                             Growth &          Growth
                                                  Manager   Contrafund                  Income   Opportunities
Type I Units                                    Portfolio    Portfolio               Portfolio       Portfolio
-----------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997          163,699        97,028                    3,813        5,805

From capital transactions:
   Net premiums                                   9,088        18,076                    5,968        1,712
   Loan Interest                                     (5)           (1)                    --              7
   Tranfers (to) from the
   general acct. of Life of Virginia:
     Death benefits                                (151)         (108)                    --           --
     Surrenders                                  (3,052)       (3,709)                      (4)        --
     Loans                                         (402)       (1,419)                    --           (476)
     Cost of insurance                           (5,511)       (6,641)                    (602)        (690)
     Fixed Transfers                               --            --                       --           --
   Interfund transfers                           (2,177)       14,543                    3,251        6,598
                                               ---------      -------                  --------     --------
Net increase (decrease) in units resulting
   from capital transactions                     (2,209)       20,739                    8,613        7,151
                                               ---------      -------                  --------     --------
Units outstanding at June 30, 1998              161,490       117,767                   12,426       12,956
-----------------------------------------------------------------------------------------------------------------

                                                  Federated Insurance Series                Alger American
                                               ---------------------------------     --------------------------
                                               American         High                        Small
                                                Leaders  Income Bond    Utility    Capitalization        Growth
                                                Fund II      Fund II    Fund II         Portfolio     Portfolio
---------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997           3,169         6,188      9,543          76,251         63,799

From capital transactions:
   Net premiums                                  3,124         2,478      1,978          18,739         15,956
   Loan Interest                                  --              (2)      --                (4)            18
   Tranfers (to) from the
   general acct. of Life of Virginia:
     Death benefits                               --            --         --               (77)          (107)
     Surrenders                                   (398)         (122)      (115)         (2,255)       (15,209)
     Loans                                         (70)         (145)       (18)         (2,190)         1,815
     Cost of insurance                            (696)         (665)      (498)         (5,640)        (7,327)
     Fixed Transfers                              --            --         --              --             --
   Interfund transfers                           4,946           537        (85)           (923)         6,394
Net increase (decrease) in units resulting
   from capital transactions                     6,906         2,082      1,262           7,651          1,540
Units outstanding at June 30, 1998              10,075         8,270     10,805          83,902         65,339
---------------------------------------------------------------------------------------------------------------

Life of Virginia Separate Account II

Notes to Financial Statements

June 30, 1998

(Unaudited)

                                                                          Janus Aspen Series
                                              -------------------------------------------------------------------------------------
                                                                                                                Inter-
                                           Aggressive                   Worldwide                 Flexible    national     Capital
                                               Growth        Growth        Growth     Balanced      Income      Growth Appreciation
Type I Units                                Portfolio     Portfolio     Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997        116,793       108,163       161,110       42,477       5,589      23,264         684

From capital transactions:
   Net premiums                                12,766        15,839        27,109        9,353         427       4,499       1,598
   Loan Interest                                   26            (1)           (3)          (1)       --            (1)         23
   Tranfers (to) from the
   general acct. of Life of Virginia:
     Death benefits                              --            --             (39)        --          --          --          --
     Surrenders                                (5,067)       (4,732)       (5,897)        (452)        (61)     (1,053)       --
     Loans                                     (1,546)          109        (2,054)        (920)       --          --          --
     Cost of insurance                         (5,565)       (6,156)      (10,479)      (2,376)       (620)     (1,728)       (540)
     Fixed Transfers                             --            --            --           --          --          --          --
   Interfund transfers                        (23,463)       (1,163)        8,808        3,601      (1,302)     14,787       2,369
                                              --------      --------     ---------      -------     -------     ------       -----
Net increase (decrease) in units resulting
   from capital transactions                  (22,851)        3,896        17,445        9,205      (1,556)     16,506       3,451
                                              --------      --------     ---------      -------     -------     ------       -----
Units outstanding at June 30, 1998             93,942       112,059       178,555       51,682       4,033      39,770       4,135
-----------------------------------------------------------------------------------------------------------------------------------


                                         PBHG Insurance Series Fund, Inc.
                                         --------------------------------
                                                PBHG               PBHG
                                           Large Cap          Growth II
                                           Portfolio          Portfolio
-------------------------------------------------------------------------

Units outstanding at December 31, 1997          2,254             1,972

From capital transactions:
   Net premiums                                 1,479               696
   Loan Interest                                    8              --
   Tranfers (to) from the
   general acct. of Life of Virginia:
     Death benefits                              --                --
     Surrenders                                   (24)             --
     Loans                                       (560)             --
     Cost of insurance                           (249)             (228)
     Fixed Transfers                             --                --
   Interfund transfers                            282               150
                                               ------            ------
Net increase (decrease) in units resulting
   from capital transactions                      937               618
                                               ------            ------
Units outstanding at June 30, 1998              3,191             2,590
-------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT II

NOTES TO FINANCIAL STATEMENTS

June 30, 1998

(Unaudited)


                                                                        GE Investments Funds, Inc.
                                                ---------------------------------------------------------------------------
                                                  S&P 500      Money     Total International Real Estate   Global     Value
                                                    Index     Market    Return        Equity   Securites   Income    Equity
TYPE II UNITS                                        Fund       Fund      Fund          Fund        Fund     Fund      Fund
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997                  -          -         -             -          -        -         -

From capital transactions:
    Net premiums                                    1,177      7,694       964             3          -        3       294
    Loan Interest                                       -          -         -             -          -        -         -
    Tranfers (to) from the
    general acct. of Life of Virginia:
      Death benefits                                    -          -         -             -          -        -         -
      Surrenders                                        -          -         -             -          -        -         -
      Loans                                             -          -         -             -          -        -         -
      Cost of insurance                               (79)      (218)      (75)           (2)         -       (1)      (13)
      Fixed Transfers                                   -          -         -             -          -        -         -
    Interfund transfers                                39     (5,962)        -             -          2        -         -
                                                    ------    -------      ----           ---        ---      ---      ---
Net increase (decrease) in units resulting
    from capital transactions                       1,137      1,514       889             1          2        2       281
                                                    ------    -------      ----           ---        ---      ---      ---
Units outstanding at June 30, 1998                  1,137      1,514       889             1          2        2       281
---------------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT II

NOTES TO FINANCIAL STATEMENTS

June 30, 1998

(Unaudited)

                                                                                                       Variable Insurance Products
                                                      Oppenheimer Variable Account Funds                           Fund
                                             ------------------------------------------------------   ------------------------------
                                                             Capital               High    Multiple      Equity
                                                 Bond   Appreciation   Growth    Income  Strategies      Income     Growth  Overseas
TYPE II UNITS                                    Fund           Fund     Fund      Fund        Fund   Portfolio  Portfolio Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997              -              -        -         -          -           -           -        -

From capital transactions:
    Net premiums                                    1            128    1,006       302         96       1,092         131       13
    Loan Interest                                   -              -        -         -          -           -           -        -
    Tranfers (to) from the
    general acct. of Life of Virginia:
      Death benefits                                -              -        -         -          -           -           -        -
      Surrenders                                    -              -        -         -          -           -           -        -
      Loans                                         -              -        -         -          -           -           -        -
      Cost of insurance                             -            (21)     (65)       (5)        (2)        (69)        (24)      (1)
      Fixed Transfers                               -              -        -         -          -           -           -        -
    Interfund transfers                             -            595       47        24          -          27           9       31
                                                   ---          ----     ----      ----        ---      ------        ----       --

Net increase (decrease) in units resulting          1            703      988       322         94       1,048         119       42
    from capital transactions                      ---          ----     ----      ----        ---      ------        ----       --
Units outstanding at June 30, 1998                  1            703      988       322         94       1,048         119       42
------------------------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT II

NOTES TO FINANCIAL STATEMENTS

June 30, 1998

(Unaudited)

                                             Variable Insurance Products  Variable Insurance Products
                                                       Fund II                     Fund III            Federated Insurance Series
                                             ---------------------------  -------------------------   ----------------------------
                                                 Asset                     Growth &          Growth    American           High
                                               Manager       Contrafund      Income   Opportunities     Leaders    Income Bond
TYPE II UNITS                                Portfolio        Portfolio   Portfolio       Portfolio     Fund II        Fund II
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997              --            --            --             --            --             --

From capital transactions:
    Net premiums                                    17            325           215            19            228            26
    Loan Interest                                   --            --            --             --            --             --
    Tranfers (to) from the
    general acct. of Life of Virginia:
      Death benefits                                --            --            --             --            --             --
      Surrenders                                    --            --            --             --            --             --
      Loans                                         --            --            --             --            --             --
      Cost of insurance                             (3)           (36)          (30)          (14)           (14)           (4)
      Fixed Transfers                               --            --            --             --            --             --
    Interfund transfers                             --             76         1,836            43             97             5
                                                   ----           ----        ------           ---           ----           ---

Net increase (decrease) in units resulting          15            364         2,021            48            311            29
                                                   ----           ----        ------           ---           ----           ---
Units outstanding at June 30, 1998                  15            364         2,021            48            311            29
----------------------------------------------------------------------------------------------------------------------------------



                                               Alger American
                                        --------------------------
                                                 Small
                                        Capitalization      Growth
                                             Portfolio   Portfolio
------------------------------------------------------------------

Units outstanding at December 31, 1997              --       --

From capital transactions:
    Net premiums                                    87       245
    Loan Interest                                   --       --
    Tranfers (to) from the
    general acct. of Life of Virginia:
      Death benefits                                --       --
      Surrenders                                    --       --
      Loans                                         --       --
      Cost of insurance                            (16)      (37)
      Fixed Transfers                               --       --
    Interfund transfers                             --       --
                                                   ---      ----

Net increase (decrease) in units resulting          72       208
    from capital transactions                      ---       ---
Units outstanding at June 30, 1998                  72       208
------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT II

NOTES TO FINANCIAL STATEMENTS

June 30, 1998

(Unaudited)

                                                                                Janus Aspen Series
                                          -----------------------------------------------------------------------------------------
                                          Aggressive                 Worldwide                Flexible  International       Capital
                                              Growth       Growth       Growth     Balanced     Income         Growth  Appreciation
TYPE II UNITS                              Portfolio    Portfolio    Portfolio    Portfolio  Portfolio      Portfolio     Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1997            --           --          --            --           --          --           --

From capital transactions:
    Net premiums                                 175          143         553         1,063           84         410           11
    Loan Interest                                 --           --          --            --           --          --           --
    Tranfers (to) from the
    general acct. of Life of Virginia:
      Death benefits                              --           --          --            --           --          --           --
      Surrenders                                  --           --          --            --           --          --           --
      Loans                                       --           --          --            --           --          --           --
      Cost of insurance                           (6)         (23)        (44)          (36)          (1)        (20)         (14)
      Fixed Transfers                             --           --          --            --           --          --           --
    Interfund transfers                            6          132         176         1,547           --          --          182
                                                 ----         ----        ----        ------         ---         ----         ----

Net increase (decrease) in units resulting
    from capital transactions                    174          252         685         2,574           83         392          179
                                                 ----         ----        ----        ------         ---         ----         ----
Units outstanding at June 30, 1998               174          252         685         2,574           83         392          179
-----------------------------------------------------------------------------------------------------------------------------------



                                            PBHG Insurance
                                             Series Fund,
                                                 Inc.
                                            -------------
                                                  PBHG
                                             Large Cap
                                             Portfolio
---------------------------------------------------------
Units outstanding at December 31, 1997              --

From capital transactions:
    Net premiums                                    59
    Loan Interest                                   --
    Tranfers (to) from the
    general acct. of Life of Virginia:
      Death benefits                                --
      Surrenders                                    --
      Loans                                         --
      Cost of insurance                            (11)
      Fixed Transfers                               --
    Interfund transfers                             --
                                                    ---

Net increase (decrease) in units resulting
    from capital transactions                       48
                                                    ---
Units outstanding at June 30, 1998                  48
---------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Notes to Financial Statements

June 30, 1998


 (2)  Continued


      Federal Income Taxes

      The Account is not taxed separately because the operations of the Account are part of the total operations of Life of Virginia. Life of Virginia is taxed as a life insurance company under the Internal Revenue Code (the
      Code). Life of Virginia is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

      Use of Estimates

      Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.


 (3)  Related Party Transactions

      Net premiums transferred from Life of Virginia to the Account represent gross premiums recorded by Life of Virginia on its flexible premium variable life insurance policies, less deductions of 7.5% (Type I), 3% (Type II - Commonwealth VUL) or 8% (Type II - Commonwealth 4) retained as compensation for certain distribution expenses and premium taxes. In addition, for Type I policies there is a deferred sales charge of up to 45% of the first year's premiums. This charge will be deducted from the policy's cash value in equal installments at the beginning of each of the policy years two through ten with any remaining installments deducted at policy lapse or surrender.

      For Type I policies, if a policy is surrendered or lapses during the first nine years, a charge is made by Life of Virginia to cover the expenses of issuing the policy. The charge is a stated percentage of the insurance amount and varies by the age of the policyholder when issued and period of time that the policy has been in force. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate Life of Virginia for the costs incurred in connection with the partial surrender. A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate Life of Virginia for the cost of insurance and any benefits added by rider. In addition, Life of Virginia charges the Account for the mortality and expense risk that Life of Virginia assumes. This charge is deducted daily at an effective annual rate of .70% of the net assets of the Account. For policies issued on or after May 1, 1993, Life of Virginia will deduct a monthly administrative charge of $6 from the policy cash value and for policies issued prior to May 1, 1993, Life of Virginia will deduct a monthly administrative charge of $5 from the policy cash value.

(3)   Continued

      For Type II policies, during the first 15 years or up to age 95 if earlier, a surrender charge will be made by Life of Virginia if the policy surrenders or lapses. The charge is calculated by multiplying a factor times the lowest specified amount of insurance in effect prior to the surrender, divided by 1000. The factor varies by the age of the insured when the policy is issued, the length of time that the policy has been in force, sex (there appropriate) and risk class of the insured. A charge for partial surrenders equal to the lesser of $25 or 2% of the amount surrendered will be made to compensate Life of Virginia for the costs incurred in connection with the partial surrender. A charge is deducted from the policy account value each month to compensate Life of Virginia for the cost of insurance and any benefits provided by the rider. The charge is based on the policy specified amount of insurance, death benefit option, policy account values, policy duration, the insured's sex (where appropriate), issue age and risk class. In addition, Life of Virginia charges the Account for the mortality and expense risk that Life of Virginia assumes. This charge is deducted daily at an effective annual rate of .70% of the net assets of the Account. Life of Virginia deducts a monthly policy charge from the policy account value that currently is $12 per month for Commonwealth VUL and $15 per month for Commonwealth 4 during the first policy year and $6 per month thereafter for both products.

      GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

      Capital Brokerage Corporation, an affiliate of Life of Virginia, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation also serves as principal underwriter for variable life insurance Policies issued by Life of Virginia.

      GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Value Equity Fund and .55% for the U.S. Equity Fund.

      Certain officers and directors of Life of Virginia are also officers and directors of Capital Brokerage Corporation.